CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - CNY (¥) ¥ in Thousands	Common Stock Class A ordinary shares	Common Stock Class B ordinary shares	Common Stock Class C ordinary shares	Additional paidin capital	Treasury stock	Accumulated deficit	Accumulated other comprehensive income/(loss)	Non- controlling interests	Total
Balance, beginning of the year at Dec. 31, 2022	¥ 628	¥ 66		¥ 2,061,491	¥ (12,010)	¥ (1,706,209)	¥ (5,860)	¥ 7,278	¥ 345,384
Balance, beginning of the year (in shares) at Dec. 31, 2022	905,893,758	96,082,700
Treasury Stock, Shares, Beginning Balance (in shares) at Dec. 31, 2022					14,094,018
Increase (Decrease) in Stockholders' Equity
Net (loss)/income						(89,980)		733	(89,247)
Share-based compensation				4,672					4,672
Capital injection from non-controlling interests								255	255
Foreign currency translation adjustment							570		570
Issuance of ordinary shares upon exercise of share-based awards				(508)	¥ 508
Issuance of ordinary shares upon exercise of share-based awards (in shares)	674,082				(674,082)
Sale of subsidiaries' shares to non-controlling shareholders				(1,391)				1,617	226
Balance, end of the year at Dec. 31, 2023	¥ 628	¥ 66		2,064,264	¥ (11,502)	(1,796,189)	(5,290)	9,883	261,860
Balance, end of the year (in shares) at Dec. 31, 2023	906,567,840	96,082,700
Treasury Stock, Shares, Ending Balance (in shares) at Dec. 31, 2023					13,419,936
Increase (Decrease) in Stockholders' Equity
Net (loss)/income						(136,627)		(4,160)	(140,787)
Share-based compensation				(178)					(178)
Foreign currency translation adjustment							368		368
Issuance of ordinary shares upon exercise of share-based awards				(8,619)	¥ 8,637				18
Issuance of ordinary shares upon exercise of share-based awards (in shares)	10,243,525				(10,243,525)
Acquisition of non-controlling interests of a subsidiary				5				(193)	(188)
Sale of subsidiaries' shares to non-controlling shareholders				1,891		558		(1,619)	830
Purchase of subsidiary's shares from a non-controlling shareholders								(3,675)	(3,675)
Balance, end of the year at Dec. 31, 2024	¥ 628	¥ 66		2,057,363	¥ (2,865)	(1,932,258)	(4,922)	236	¥ 118,248
Balance, end of the year (in shares) at Dec. 31, 2024	916,811,365	96,082,700
Treasury Stock, Shares, Ending Balance (in shares) at Dec. 31, 2024					3,176,411				3,176,411
Increase (Decrease) in Stockholders' Equity
Net (loss)/income						11,166		262	¥ 11,428
Share-based compensation				13					13
Redesignate Class B to Class C ordinary shares		¥ (38)	¥ 38
Redesignate Class B to Class C ordinary shares (in shares)		(54,958,400)	54,958,400
Foreign currency translation adjustment							(416)		(416)
Issuance of ordinary shares upon exercise of share-based awards				(497)	¥ 498				1
Issuance of ordinary shares upon exercise of share-based awards (in shares)	1,519,000				(575,000)
Purchase of subsidiary's shares from a non-controlling shareholders				16				(218)	(202)
Balance, end of the year at Dec. 31, 2025	¥ 628	¥ 28	¥ 38	¥ 2,056,895	¥ (2,367)	¥ (1,921,092)	¥ (5,338)	¥ 280	¥ 129,072
Balance, end of the year (in shares) at Dec. 31, 2025	918,330,365	41,124,300	54,958,400
Treasury Stock, Shares, Ending Balance (in shares) at Dec. 31, 2025					2,601,411				2,601,411